ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of June 30,
	2026	2025
Total trade accounts receivable	$12,602,280	$15,911,272
Less: allowance for expected credit losses	(3,710,017)	(3,112,908)
Total accounts receivable, net	$8,892,263	$12,798,364
Accounts receivable - current	$8,426,236	$12,280,554
Accounts receivable - non-current	$466,027	$517,810

SCHEDULE OF DUE DATE ACCOUNTS RECEIVABLE - NON CURRENT

Non-current accounts receivable is the non-current portion of warranty retainage as of June 30, 2026 and 2025.

	As of June 30,
Non-current portion of warranty retainage by due date	2026	2025
1-2 years	$161,393	$336,519
2-3 years	88,609	56,542
3-4 years	63,309	4,568
>4 years	152,716	120,181
Total	$466,027	$517,810

SCHEDULE OF WARRANTY DEPOSIT IN ACCOUNTS RECEIVABLE

	As of June 30,
Warranty retainage by due date	2026	2025
Within 1 year	$2,309,759	$2,321,940
1-2 years	161,393	336,519
2-3 years	88,609	56,542
3-4 years	63,309	4,568
>4 years	152,716	120,181
Total	$2,775,786	$2,839,750

SCHEDULE OF MOVEMENT OF THE ALLOWANCE EXPECTED CREDIT LOSSES

The movement of the allowance for expected credit losses is as follows:

	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$3,112,908	$2,561,803	$1,596,858
Current year addition	426,149	562,485	942,762
Foreign exchange difference	170,960	(11,380)	22,183
Balance at end of the year	$3,710,017	$3,112,908	$2,561,803